Exempt Party-In-Interest and Related Party Transactions (Details) - Community Trust Bancorp, Inc. Savings Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exempt Party-In-Interest and Related Party Transactions [Abstract]
Dividend income	$ 601,257	$ 654,487
Assets acquired net of income earned	972,256	923,582
Assets disposed	$ 1,665,040	$ 4,617,333